UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	November 30, 2008

Date of reporting period:	May 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Nasdaq-100 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended May 31, 2008

Total Return for the 6 Months Ended May 31, 2008
Class A	Class B	Class C	Class I+	Nasdaq- 100 Index®1	Lipper Multi-Cap Growth Funds Index[2]
–3.03%	–3.45%	–3.35%	–2.90%	–2.71%	–3.63%

+  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Subprime mortgage securities-related writedowns at financial companies continued in December 2007 and into the first quarter of 2008, and the contagion continued to spread to other debt-related instruments. Despite sound fundamentals, the corporate loan market came under stress as investor risk aversion intensified. The dealer community suffered heavier losses as liquidity dried up. With their capital positions impaired, banks cut back their lending and raised credit standards. In addition, the auction rate securities market collapsed as banks refused to support auction prices, leading to high interest rate burdens for borrowers ranging from municipalities to student loans.

As the credit crisis unfolded and with corporate earnings and overall gross domestic product (GDP) growth at risk, the broad market trended lower. The Nasdaq-100 Index®* hit a low of 1668.57 on March 17, 2008, as the Federal Reserve (the "Fed") engineered a buyout of failing Bear Stearns by JPMorgan Chase. The Fed had been aggressively easing the target federal funds rate to help support the markets and the economy, but ultimately had to resort to more extreme measures of providing liquidity, including opening the Primary Dealer Credit Facility to avoid a potential collapse of the U.S. financial system. Calm returned to the market and liquidity improved in the last months of the period, and the broad market rallied as investors sought stocks with growth potential and reasonable valuations.

Performance Analysis

All share classes of Morgan Stanley Nasdaq-100 Index Fund underperformed the Nasdaq-100 Index® and outperformed the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2008, assuming no deduction of applicable sales charges.

The Fund invested in stocks that comprise the Nasdaq-100 Index®, with each portfolio holding representing approximately the same proportion as in the Index. (See "Investment Strategy" for more information.) Therefore, proportionately, the technology, materials and industrials sectors contributed the most to performance, while the consumer discretionary sector detracted the most from performance for the period. The health care and consumer staples sectors also hampered the Nasdaq-100 Index®'s performance during the period under review. On an absolute basis, the sectors with the lowest returns were consumer discretionary and consumer staples. The sectors with the highest absolute returns were materials (which is only represented by a single stock) and telecommunication services.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 05/31/08
Apple Inc.	13.0%
QUALCOMM, Inc.	5.3
Microsoft Corp.	5.1
Google Inc. (Class A)	4.7
Research In Motion Ltd. (Canada)	4.4
Cisco Systems, Inc.	3.2
Gilead Sciences, Inc.	2.9
Oracle Corp.	2.7
Intel Corp.	2.6
Comcast Corp. (Class A)	1.8
TOP FIVE INDUSTRIES as of 05/31/08
Computer Processing Hardware	14.2%
Packaged Software	12.2
Telecommunications Equipment	10.2
Biotechnology	8.8
Internet Software/Services	7.3

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

* The "Nasdaq-100®", "Nasdaq-100 Index®", and "Nasdaq®" are trade or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the Fund. Nasdaq has not passed on the legality or suitability of the Fund. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq. Nasdaq makes no express or implied warranties, and disclaims all warranties including all warranties of merchantability or fitness for a particular purpose with respect to the Fund or the Index, their use, the result to be obtained from their use, or any data included therein. Nasdaq shall have no liability for any damages, claims, losses, or expenses with respect to the Fund/Index. Nasdaq shall have no liability for any lost profits or special, punitive, incidental, indirect, or consequential damages, even if notified of the possibility of such damages. For more details, see the disclaimer in the Fund's Statement of Additional Information.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (which may include depositary receipts) of companies included in the Nasdaq-100®. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., "passively" manages substantially all of the Fund's assets by investing in securities in approximately the same proportion as they are represented in the Nasdaq-100. For example, if the common stock of a specific company represents five percent of the Nasdaq-100, the Investment Adviser typically will invest the same percentage of the Fund's assets in that stock. The Nasdaq-100 is a well-known stock market index that is composed of equity securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. As of December 31, 2007, the approximate market capitalization range of companies included in the Nasdaq-100 was between $2.7 billion and $332.1 billion. The Fund will invest in foreign companies that are included in the Nasdaq-100. The Fund may also invest in derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within the 80 percent policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended May 31, 2008
Symbol	Class A Shares* (since 07/13/01) NSQAX	Class B Shares** (since 07/13/01) NSQBX	Class C Shares† (since 07/13/01) NSQCX	Class I Shares†† (since 07/13/01) NSQDX
1 Year	5.20%[3] (0.32)[4]	4.39%[3] (0.61)[4]	4.48%[3] 3.48[4]	5.41%[3] —
5 Years	10.94[3] 9.75[4]	10.09[3] 9.81[4]	10.15[3] 10.15[4]	11.17[3] —
Since Inception	2.21[3] 1.42[4]	1.42[3] 1.42[4]	1.46[3] 1.46[4]	2.43[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I (formerly Class D) has no sales charge.

(1)  The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/07 – 05/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	12/01/07	05/31/08	12/01/07 – 05/31/08
Class A
Actual (–3.03% return)	$1,000.00	$969.70	$3.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.80	$3.23
Class B
Actual (–3.45% return)	$1,000.00	$965.50	$6.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.01
Class C
Actual (–3.35% return)	$1,000.00	$966.50	$6.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.76
Class I@@
Actual (–2.90% return)	$1,000.00	$971.00	$1.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.00	$1.97

  @  Expenses are equal to the Fund's annualized expense ratios of 0.64%, 1.39%, 1.34% and 0.39% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.01%, 1.76%, 1.71% and 0.76%, for Class A, Class B, Class C and Class I shares, respectively.

  @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.3%)
	Advertising/Marketing Services (0.4%)
2,595	Focus Media Holdings Ltd. (ADR) (China) (a)	$104,553
1,795	Lamar Advertising Co. (Class A) (a)	75,121
		179,674
	Air Freight/Couriers (1.2%)
4,043	C.H. Robinson Worldwide, Inc.	260,774
4,996	Expeditors International of Washington, Inc.	235,212
		495,986
	Airlines (0.2%)
2,776	Ryanair Holdings PLC (ADR) (Ireland) (a)	73,148
2,066	UAL Corp. (a)	17,644
		90,792
	Beverages: Non-Alcoholic (0.2%)
2,204	Hansen Natural Corp.	68,853
	Biotechnology (8.8%)
12,100	Amgen Inc. (a)	532,763
3,113	Amylin Pharmaceuticals, Inc. (a)	98,900
7,726	Biogen Idec Inc. (a)	484,807
10,288	Celgene Corp. (a)	626,128
1,574	Cephalon, Inc. (a)	106,576
8,009	Genzyme Corp. (a)	548,296
21,822	Gilead Sciences, Inc. (a)	1,207,193
3,490	Vertex Pharmaceuticals Inc. (a)	99,919
		3,704,582
	Broadcasting (0.2%)
38,162	Sirius Satellite Radio Inc. (a)	96,168
	Cable/Satellite TV (3.9%)
34,323	Comcast Corp. (Class A)	772,268
19,900	DIRECTV Group, Inc. (The) (a)	559,190
5,178	Dish Network Corp - A (a)	181,800
3,885	Liberty Global Inc. (Class A) (a)	139,277
		1,652,535

NUMBER OF SHARES		VALUE
	Casino/Gaming (0.7%)
2,940	Wynn Resorts, Ltd. (a)	$294,088
	Catalog/Specialty Distribution (0.5%)
13,036	Liberty Media Corp - Interactive (Series A) (a)	221,482
	Chemicals: Specialty (0.4%)
2,967	Sigma-Aldrich Corp.	174,341
	Computer Communications (3.7%)
50,447	Cisco Systems, Inc. (a)	1,347,944
8,213	Juniper Networks, Inc. (a)	226,022
		1,573,966
	Computer Peripherals (0.8%)
4,230	Logitech International (ADR) (Switzerland) (a)	139,294
8,574	NETAPP, Inc. (a)	209,034
		348,328
	Computer Processing Hardware (14.2%)
29,139	Apple Inc. (a)	5,499,986
17,933	Dell Inc. (a)	413,535
8,232	Sun Microsytems (a)	106,604
		6,020,125
	Data Processing Services (1.3%)
4,909	Fiserv, Inc. (a)	257,035
8,235	Paychex, Inc.	284,519
		541,554
	Discount Stores (1.6%)
5,467	Costco Wholesale Corp.	389,906
3,306	Sears Holdings Corp. (a)	280,084
		669,990
	Electronic Components (0.9%)
21,607	Flextronics International Ltd. (Singapore) (a)	231,411
4,912	SanDisk Corp. (a)	139,059
		370,470

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (1.8%)
16,708	Applied Materials, Inc.	$330,985
6,515	Cadence Design Systems, Inc. (a)	75,704
4,920	KLA-Tencor Corp.	226,910
3,076	Lam Research Corp. (a)	125,193
		758,792
	Engineering & Construction (0.6%)
3,594	Foster Wheeler Ltd. (Bermuda)	273,755
	Food Retail (0.2%)
3,267	Whole Foods Market, Inc.	94,743
	Home Improvement Chains (0.4%)
3,403	Fastenal Co.	168,244
	Information Technology Services (1.6%)
5,255	Citrix Systems, Inc. (a)	179,879
6,708	Cognizant Technology Solutions Corp. (Class A) (a)	236,658
2,675	Infosys Technologies, Ltd. (ADR) (India)	131,369
35,957	Level 3 Communications, Inc. (a)	123,333
		671,239
	Internet Retail (1.6%)
6,606	Amazon.com, Inc. (a)	539,182
6,878	IAC/InterActiveCorp. (a)	155,099
		694,281
	Internet Software/Services (7.3%)
3,823	Akamai Technologies, Inc. (a)	149,288
608	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	209,796
5,153	Check Point Software Technologies Ltd. (Israel) (a)	127,949
3,417	Google Inc. (Class A) (a)	2,001,679
4,429	VeriSign, Inc. (a)	177,337
15,342	Yahoo! Inc. (a)	410,552
		3,076,601

NUMBER OF SHARES		VALUE
	Media Conglomerates (0.4%)
5,705	Discovery Holding Company (Class A) (a)	$149,414
	Medical Distributors (0.5%)
2,133	Henry Schein, Inc. (a)	118,851
2,962	Patterson Companies, Inc. (a)	100,738
		219,589
	Medical Specialties (1.3%)
3,459	Dentsply International, Inc.	140,228
6,414	Hologic, Inc. (a)	154,128
922	Intuitive Surgical, Inc. (a)	270,690
		565,046
	Miscellaneous Commercial Services (0.3%)
4,402	Cintas Corp.	129,947
	Other Consumer Services (2.5%)
4,044	Apollo Group, Inc. (Class A) (a)	193,263
23,639	eBay Inc. (a)	709,406
6,701	Expedia, Inc. (a)	162,499
		1,065,168
	Packaged Software (12.2%)
12,890	Adobe Systems, Inc. (a)	567,933
5,743	Autodesk, Inc. (a)	236,382
11,487	CA, Inc.	304,865
9,855	Intuit Inc. (a)	285,401
76,016	Microsoft Corp. (b)	2,152,773
50,701	Oracle Corp. (a)	1,158,011
21,126	Symantec Corp. (a)	459,068
		5,164,433
	Personnel Services (0.2%)
3,060	Monster Worldwide Inc. (a)	75,551
	Pharmaceuticals: Other (1.6%)
14,823	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	677,856
	Recreational Products (1.4%)
6,265	Activision, Inc. (a)	211,444
7,623	Electronic Arts Inc. (a)	382,675
		594,119

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Restaurants (1.0%)
24,063	Starbucks Corp. (a)	$437,706
	Semiconductors (6.7%)
10,317	Altera Corp.	238,735
10,210	Broadcom Corp. (Class A) (a)	292,925
48,069	Intel Corp.	1,114,239
7,049	Linear Technology Corp.	259,192
13,503	Marvell Technology Group, Ltd. (Bermuda) (a)	234,412
3,747	Microchip Technology Inc.	138,039
13,022	NVIDIA Corp. (a)	321,643
9,066	Xilinx, Inc.	246,595
		2,845,780
	Services to the Health Industry (1.2%)
5,385	Express Scripts, Inc. (a)	388,312
2,195	Stericycle, Inc. (a)	127,969
		516,281
	Specialty Stores (1.4%)
8,409	Bed Bath & Beyond Inc. (a)	267,911
3,042	PetSmart, Inc.	71,304
11,239	Staples, Inc.	263,555
		602,770
	Specialty Telecommunications (0.3%)
8,534	Virgin Media Inc.	133,898
	Steel (0.4%)
4,642	Steel Dynamics, Inc.	167,576
	Telecommunication Equipment (10.2%)
4,806	Garmin Ltd. (Cayman Islands)	233,812
46,145	QUALCOMM, Inc.	2,239,878
13,312	Research In Motion Ltd. (Canada) (a)	1,848,637
		4,322,327
	Trucks/Construction/Farm Machinery (1.8%)
2,531	Joy Global Inc.	213,186
9,803	PACCAR, Inc.	523,382
		736,568

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (1.4%)
1,630	Leap Wireless Intl Inc. (a)	$93,660
2,496	Millicom International Cellular S.A. (Luxembourg) (a)	289,187
3,942	NII Holdings Inc. (a)	197,888
		580,735
	Total Common Stocks (Cost $23,537,442)	41,225,353
NUMBER OF SHARES (000)
	Short-Term Investment (c) (3.0%)
	Investment Company
1,260	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,259,949)	1,259,949
Total Investments (Cost $24,797,391) (d)(e)	100.3%	42,485,302
Liabilities in Excess of Other Assets	(0.3)	(130,089)
Net Assets	100.0%	$42,355,213

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  A portion of this security is physically segregated in connection with open futures contracts in the amount of $74,800.

  (c)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  Securities have been designated as collateral in an amount equal to $1,309,170 in connection with open futures contracts.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,576,172 and the aggregate gross unrealized depreciation is $888,261, resulting in net unrealized appreciation of $17,687,911.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments  ■  May 31, 2008 (unaudited) continued

Futures Contracts Open at May 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
34	Long	Nasdaq 100 E-mini June 2008	$1,383,970	$101,172

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Electronic Technology	$16,239,788		38.2%
Technology Services	9,453,827		22.3
Health Technology	4,947,484		11.6
Consumer Services	3,695,079		8.7
Retail Trade	2,451,510		5.8
Investment Company	1,259,949		3.0
Producer Manufacturing	736,568		1.7
Communications	714,633		1.7
Consumer Durables	594,119		1.4
Transportation	586,778		1.4
Health Services	516,281		1.2
Commercial Services	385,172		0.9
Industrial Services	273,755		0.6
Distribution Services	219,589		0.5
Process Industries	174,341		0.4
Non-Energy Minerals	167,576		0.4
Consumer Non-Durables	68,853		0.2
	$42,485,302	‡	100.0%

  ‡  Does not include open long futures contracts with an underlying face amount of $1,383,970 with unrealized appreciation of $101,172.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $23,537,442)	$41,225,353
Investment in affiliate, at value (cost $1,259,949)	1,259,949
Cash	14,684
Receivable for:
Dividends	37,462
Variation margin	8,330
Dividends from affiliate	3,069
Shares of beneficial interest sold	1,614
Prepaid expenses and other assets	47,220
Receivable from Investment Adviser	1,775
Total Assets	42,599,456
Liabilities:
Payable for:
Shares of beneficial interest redeemed	179,520
Distribution fee	22,068
Accrued expenses and other payables	42,655
Total Liabilities	244,243
Net Assets	$42,355,213
Composition of Net Assets:
Paid-in-capital	$25,224,550
Net unrealized appreciation	17,789,083
Accumulated net investment loss	(71,462)
Accumulated net realized loss	(586,958)
Net Assets	$42,355,213
Class A Shares:
Net Assets	$12,297,194
Shares Outstanding (unlimited authorized, $.01 par value)	1,066,222
Net Asset Value Per Share	$11.53
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.17
Class B Shares:
Net Assets	$15,490,066
Shares Outstanding (unlimited authorized, $.01 par value)	1,416,653
Net Asset Value Per Share	$10.93
Class C Shares:
Net Assets	$7,419,235
Shares Outstanding (unlimited authorized, $.01 par value)	676,996
Net Asset Value Per Share	$10.96
Class I Shares@@:
Net Assets	$7,148,718
Shares Outstanding (unlimited authorized, $.01 par value)	611,129
Net Asset Value Per Share	$11.70

  @@  Formerly class D shares. Renamed class I shares effective May 31, 2008

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements continued

Statement of Operations

For the six months ended May 31, 2008 (unaudited)

Net Investment Loss: Income
Dividends (net of $2,861 foreign withholding tax)	$100,379
Dividends from affiliates	39,881
Total Income	140,260
Expenses
Distribution fee (Class A shares)	15,157
Distribution fee (Class B shares)	79,164
Distribution fee (Class C shares)	39,254
Transfer agent fees and expenses	28,670
Professional fees	26,737
Registration fees	25,581
Investment advisory fee	23,359
Administration fee	15,573
Shareholder reports and notices	14,455
Custodian fees	3,978
Trustees' fees and expenses	584
Other	11,003
Total Expenses	283,515
Less: amounts waived/reimbursed	(70,615)
Less: expense offset	(149)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,286)
Net Expenses	211,465
Net Investment Loss	(71,205)
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	345,474
Futures contracts	(400,230)
Net Realized Loss	(54,756)
Change in Unrealized Appreciation/Depreciation on:
Investments	(762,922)
Futures contracts	82,299
Net Change in Unrealized Appreciation/Depreciation	(680,623)
Net Loss	(735,379)
Net Decrease	$(806,584)

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2008	FOR THE YEAR ENDED NOVEMBER 30, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(71,205)	$(204,227)
Net realized gain (loss)	(54,756)	2,516,870
Net change in unrealized appreciation/depreciation	(680,623)	3,742,173
Net Increase (Decrease)	(806,584)	6,054,816
Net increase (decrease) from transactions in shares of beneficial interest	684,103	(7,127,207)
Net Decrease	(122,481)	(1,072,391)
Net Assets:
Beginning of period	42,477,694	43,550,085
End of Period (Including accumulated net investment losses of $71,462 and $257, respectively)	$42,355,213	$42,477,694

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no provisions for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on May 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes the interest accrued related to unrecognized tax benefits in the interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

At May 31, 2008, included in the Statement of Assets and Liabilities is a receivable from the Investment Adviser, an affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,215,655 at May 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.94%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $12,664 and $317, respectively and received $3,541 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended May 31, 2008, advisory fees paid were reduced by $1,286 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $39,881 for the six months ended May 31, 2008. During the six months ended May 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $11,174,724 and $12,242,408, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2008 aggregated $6,955,414 and $5,485,366, respectively.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2008		FOR THE YEAR ENDED NOVEMBER 30, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	191,477	$2,088,422	263,221	$2,921,617
Conversion from Class B	16,340	178,423	53,399	590,490
Redeemed	(277,120)	(3,052,092)	(349,886)	(3,766,080)
Net decrease — Class A	(69,303)	(785,247)	(33,266)	(253,973)
CLASS B SHARES
Sold	36,341	374,623	112,150	1,244,447
Conversion to Class A	(17,192)	(178,423)	(55,930)	(590,490)
Redeemed	(306,734)	(3,141,754)	(447,300)	(4,591,995)
Net decrease — Class B	(287,585)	(2,945,554)	(391,080)	(3,938,038)
CLASS C SHARES
Sold	10,921	110,246	58,417	605,075
Redeemed	(177,361)	(1,856,777)	(119,295)	(1,241,037)
Net decrease — Class C	(166,440)	(1,746,531)	(60,878)	(635,962)
CLASS I@@ SHARES
Sold	667,075	6,892,435	1,047	11,694
Redeemed	(66,029)	(731,000)	(219,054)	(2,310,928)
Net increase (decrease) — Class I@@	601,046	6,161,435	(218,007)	(2,299,234)
Net increase (decrease) in Fund	77,718	$684,103	(703,231)	$(7,127,207)

  @@  Formerly Class D shares. Renamed Class I shares effective May 31, 2008.

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

9. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT MAY 31, 2008 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$42,485,302	$42,485,302	—	—
Other Financial Instruments*	101,172	101,172	—	—
Total	$42,586,474	$42,586,474	$0	$0

*Other financial instruments include futures, forwards, and swap contracts.

10. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value

Morgan Stanley Nasdaq-100 Index Fund

Notes to Financial Statements  ■  May 31, 2008 (unaudited) continued

amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

11. Subsequent Event

On April 25, 2008, the Board of Trustees of the Fund approved the liquidation of the Fund. The liquidation occurred on June 27, 2008.

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.89		$10.18		$9.52	$8.97	$8.17	$6.40
Income from investment operations:
Net investment income(1)	0.00		0.00		0.01	0.01	0.05	0.00
Net realized and unrealized gain (loss)	(0.36)		1.71		0.65	0.54	0.75	1.77
Total income (loss) from investment operations	(0.36)		1.71		0.66	0.55	0.80	1.77
Net asset value, end of period	$11.53		$11.89		$10.18	$9.52	$8.97	$8.17
Total Return(2)	(3.03	)%(6)	16.80%		6.93%	6.13%	9.79%	27.66%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.64	%(4)(7)	0.62	%(4)	0.64%	0.64%	0.71%	0.30%
Net investment income	0.08	%(4)(7)	0.01	%(4)	0.10%	0.04%	0.44%	0.02%
Supplemental Data:
Net assets, end of period, in thousands	$12,297		$13,504		$11,901	$11,243	$4,681	$2,760
Portfolio turnover rate	15	%(6)	6%		14%	8%	8%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebates, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2008	1.01%	(0.29)%
November 30, 2007	1.13	(0.50)
November 30, 2006	1.11	(0.37)
November 30, 2005	1.33	(0.65)
November 30, 2004	1.27	(0.12)
November 30, 2003	1.25	(0.93)

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.32		$9.76		$9.20	$8.73	$8.01	$6.33
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.08)		(0.06)	(0.06)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	(0.36)		1.64		0.62	0.53	0.75	1.73
Total income (loss) from investment operations	(0.39)		1.56		0.56	0.47	0.72	1.68
Net asset value, end of period	$10.93		$11.32		$9.76	$9.20	$8.73	$8.01
Total Return(2)	(3.45	)%(6)	15.98%		6.09%	5.38%	8.99%	26.54%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.39	%(4)(7)	1.37	%(4)	1.40%	1.40%	1.48%	1.06%
Net investment loss	(0.67	)%(4)(7)	(0.74	)%(4)	(0.66)%	(0.72)%	(0.33)%	(0.74)%
Supplemental Data:
Net assets, end of period, in thousands	$15,490		$19,287		$20,457	$27,681	$39,801	$38,028
Portfolio turnover rate	15	%(6)	6%		14%	8%	8%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebates, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	RATIO	LOSS RATIO
May 31, 2008	1.76%	(1.04)%
November 30, 2007	1.88	(1.25)
November 30, 2006	1.87	(1.13)
November 30, 2005	2.09	(1.41)
November 30, 2004	2.04	(0.89)
November 30, 2003	2.01	(1.69)

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.34		$9.78		$9.21	$8.74	$8.02	$6.33
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.08)		(0.05)	(0.06)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	(0.35)		1.64		0.62	0.53	0.74	1.74
Total income (loss) from investment operations	(0.38)		1.56		0.57	0.47	0.72	1.69
Net asset value, end of period	$10.96		$11.34		$9.78	$9.21	$8.74	$8.02
Total Return(2)	(3.35	)%(6)	15.95%		6.19%	5.38%	8.98%	26.70%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.34	%(4)(7)	1.36	%(4)	1.33%	1.32%	1.48%	1.06%
Net investment loss	(0.62	)%(4)(7)	(0.72	)%(4)	(0.59)%	(0.64)%	(0.33)%	(0.74)%
Supplemental Data:
Net assets, end of period, in thousands	$7,419		$9,565		$8,845	$9,563	$10,368	$8,677
Portfolio turnover rate	15	%(6)	6%		14%	8%	8%	2%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebates, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	RATIO	LOSS RATIO
May 31, 2008	1.71%	(0.99)%
November 30, 2007	1.87	(1.24)
November 30, 2006	1.80	(1.06)
November 30, 2005	2.01	(1.33)
November 30, 2004	2.04	(0.89)
November 30, 2003	2.01	(1.69)

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Nasdaq-100 Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED NOVEMBER 30,
	MONTHS ENDED
	MAY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$12.05		$10.29		$9.61	$9.03	$8.21	$6.42
Income from investment operations:
Net investment income(1)	0.03		0.03		0.03	0.03	0.06	0.02
Net realized and unrealized gain (loss)	(0.38)		1.73		0.65	0.55	0.76	1.77
Total income (loss) from investment operations	(0.35)		1.76		0.68	0.58	0.82	1.79
Net asset value, end of period	$11.70		$12.05		$10.29	$9.61	$9.03	$8.21
Total Return(2)	(2.90	)%(6)	17.10%		7.08%	6.42%	9.99%	27.88%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.39	%(4)(7)	0.37	%(4)	0.40%	0.40%	0.48%	0.06%
Net investment income	0.33	%(4)(7)	0.26	%(4)	0.34%	0.28%	0.67%	0.26%
Supplemental Data:
Net assets, end of period, in thousands	$7,149		$121		$2,348	$3,776	$1,857	$1,548
Portfolio turnover rate	15	%(6)	6%		14%	8%	8%	2%

  @@   Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebates, the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
May 31, 2008	0.76%	(0.04)%
November 30, 2007	0.88	(0.25)
November 30, 2006	0.87	(0.13)
November 30, 2005	1.09	(0.41)
November 30, 2004	1.04	0.11
November 30, 2003	1.01	(0.69)

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Nasdaq-100 Index Fund

Semiannual Report

May 31, 2008

NSQSAN
IU08-03853P-T05/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008